Related Party Disclosures - Additional Information (Detail) - 12 months ended Dec. 31, 2020	CNY (¥)	USD ($)
Mr. Jianhui Lai [Member]
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	¥ 0
Mr. Jianhui Lai [Member] | Non Adjusting Reporting period [Member]
Disclosure of transactions between related parties [line items]
Rental expense	600,000	$ 91,954
Zhangzhou Zhengxing School [Member] | Rent Paid Member [Member]
Disclosure of transactions between related parties [line items]
Related Party Transaction Amounts Of Transaction	¥ 7,200,000	$ 1,103,448